Cash and Cash Equivalents and Short-term Investments - Short-Term Investments (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short Term Investments [Line Items]
Cost basis	€ 334,864	€ 679,884
Unrealized Gains
Unrealized Losses
Recorded Basis	334,864	679,884
Dutch Treasury Certificates [Member]
Short Term Investments [Line Items]
Cost basis	334,864	304,884
Unrealized Gains
Unrealized Losses
Recorded Basis	334,864	304,884
Deposits [Member]
Short Term Investments [Line Items]
Cost basis		375,000
Unrealized Gains
Unrealized Losses
Recorded Basis		€ 375,000